Commitments - Chartering agreements (Narrative) (Details) - Vessels	1 Months Ended				3 Months Ended
	Apr. 30, 2025	Nov. 30, 2024	Sep. 30, 2024	Aug. 31, 2022	Dec. 31, 2025
Disclosure Of Commitments [Line Items]
Capacity of the container vessels chartered	11,500				9,000
Shell NA LNG, LLC
Disclosure Of Commitments [Line Items]
Period of charter the vessels				ten
Number of container vessels chartered				10
Capacity of the container vessels chartered			8,000	15,000
Scrubber-fitted container vessels
Disclosure Of Commitments [Line Items]
Period of charter the vessels		five to seven years
Number of container vessels chartered		4
Capacity of the container vessels chartered		8,000
Remaining vessels schedule to delivered		TEU scrubber-fitted container vessels, for periods ranging between five to seven years, scheduled to be delivered during the second half of 2026 and the first half of 2027.